Finance Costs-Net - Summary of Finance Costs - Net (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest received	€ 7	€ 5	€ 1
Finance income	7	5	1
Interest expense on borrowings paid or payable	(147)	(171)	(149)
Expenses on factoring arrangements paid or payable	(16)	(12)	(11)
Net loss on settlement of debt	(91)	(4)
Realized and unrealized (losses) / gains on debt derivatives at fair value	(79)	45	50
Realized and unrealized exchange gains / (losses) on financing activities-net	91	(42)	(48)
Other finance expense	(15)	1	(6)
Capitalized borrowing costs	7	11	8
Finance expense	(250)	(172)	(156)
Finance costs-net	€ (243)	€ (167)	€ (155)